Interest Expense	12 Months Ended
Mar. 31, 2026
Interest Expense [Abstract]
Interest expense
17.	Interest expense

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Interest expense on trade and export financing	187,781	479,906	132,780
Interest expense on revolving loans	211,445	98,754	—
Interest on lease liabilities (Note 14)	22,487	16,761	10,560
	421,713	595,421	143,340
Interest expenses is recognized in profit or loss as follows:
Cost of sales	17,990	13,408	8,446
Interest expenses	403,723	582,013	134,894
	421,713	595,421	143,340